November 13, 2013

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Growth Stock Fund, Inc. (“Registrant”)

 consisting of the following classes:

   T. Rowe Price Growth Stock Fund–Advisor Class

   T. Rowe Price Growth Stock Fund–R Class

 File Nos.: 002-10780/811-579

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated November 1, 2013. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify investors of a change to the funds’ investment objective and principal investment strategy.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on November 1, 2013.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman